Other Balance Sheet Components - Property and Equipment (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Jun. 30, 2021	Dec. 31, 2020
Property and equipment, net:
Property and equipment, gross	$ 200,212	$ 189,290	$ 179,545
Accumulated depreciation	(135,816)	(128,257)	(118,913)
Property and equipment, net	64,396	61,033	60,632
Computers and equipment
Property and equipment, net:
Property and equipment, gross	183,829	173,498	165,880
Leasehold improvements
Property and equipment, net:
Property and equipment, gross	6,923	6,924	6,429
Furniture and fixtures
Property and equipment, net:
Property and equipment, gross	2,310	2,437	2,159
Other
Property and equipment, net:
Property and equipment, gross	$ 7,150	$ 6,431	$ 5,077